DISTRIBUTIONS - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2021 shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Jun. 30, 2021 $ / shares	Jul. 01, 2020 $ / shares
Disclosure of classes of share capital [line items]
Partnership distributions (usd per share)	$ 0.5375
Exchangeable shares issued as a result of special distribution | shares	46.3				2.1	8.1	17.9
Preference Limited Partnership Units, Series 1
Disclosure of classes of share capital [line items]
Quarterly distribution rate (as a percent)								4.50%	3.974%
Quarterly distribution (usd per share)								$ 0.2813	$ 0.2484
Special General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners | $		$ 206	$ 183	$ 158